Leases (Details 1) - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024	Feb. 12, 2024
Leases
Year ending June 30, 2026 (Remaining 3 months)	$ 31,124	$ 122,042
2027	126,313	126,313
2028	130,734	130,734
2029	77,796	77,796
Total minimum lease payments	365,967	456,885
Less amount representing interest	(70,250)	(106,991)
Present value of future minimum lease payments	$ 295,717	$ 349,894	$ 410,237	$ 62,124